INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Current tax
Current tax	$ 465	$ 412	$ 752	$ 552
Deferred tax
Deferred tax expense (income)	(363)	(5)	(372)	29
Income tax expense	$ 102	$ 407	$ 380	$ 581